Leases - Schedule of Contractual Maturities of Lease Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	$ 1,123	$ 823
Less Than 1 Year
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	219	131
One to five years
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	663	430
More than five years
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	$ 241	$ 262